Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Natixis Funds Trust II
Central Index Key	0000052136
Amendment Flag	false
Document Creation Date	Aug 6, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	May 1, 2012

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated August 6, 2012 to the Loomis Sayles Absolute Strategies Fund Summary Prospectus, the Natixis Alternative Funds Prospectus and the Natixis Alternative Funds Statement of Additional Information, each dated May 1, 2012, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved a name change to Loomis Sayles Absolute Strategies Fund (the “Fund”). Effective on September 28, 2012, the Fund’s name will change to the “Loomis Sayles Strategic Alpha Fund” and accordingly, each reference to “Loomis Sayles Absolute Strategies Fund” in the Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with “Loomis Sayles Strategic Alpha Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	nft3_SupplementTextBlock

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated August 6, 2012 to the Loomis Sayles Absolute Strategies Fund Summary Prospectus, the Natixis Alternative Funds Prospectus and the Natixis Alternative Funds Statement of Additional Information, each dated May 1, 2012, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved a name change to Loomis Sayles Absolute Strategies Fund (the “Fund”). Effective on September 28, 2012, the Fund’s name will change to the “Loomis Sayles Strategic Alpha Fund” and accordingly, each reference to “Loomis Sayles Absolute Strategies Fund” in the Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with “Loomis Sayles Strategic Alpha Fund.”

Loomis Sayles Absolute Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nft3_SupplementTextBlock

LOOMIS SAYLES ABSOLUTE STRATEGIES FUND

Supplement dated August 6, 2012 to the Loomis Sayles Absolute Strategies Fund Summary Prospectus, the Natixis Alternative Funds Prospectus and the Natixis Alternative Funds Statement of Additional Information, each dated May 1, 2012, as may be revised or supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved a name change to Loomis Sayles Absolute Strategies Fund (the “Fund”). Effective on September 28, 2012, the Fund’s name will change to the “Loomis Sayles Strategic Alpha Fund” and accordingly, each reference to “Loomis Sayles Absolute Strategies Fund” in the Summary Prospectus, Prospectus and Statement of Additional Information will be replaced with “Loomis Sayles Strategic Alpha Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 6, 2012